Capital Management (Tables)	6 Months Ended
Jun. 30, 2022
Capital Management [Abstract]
Schedule of group’s capital management
	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Interest-bearing loans and borrowings (Note 21)	47,539	65,290
Lease liabilities (Note 22)	3,279	9,847
Trade payables (Note 19)	30,514	51,607
Other payables and accruals (Note 23)	58,178	59,244
Amount due to a shareholder (Note 24)	325	325
Cash and cash equivalents (Note 17)	(59,045)	(18,830)
Net debt	80,790	167,483
Equity attributable to equity holders of the parent	936,638	912,880
Total equity attributable to equity holders of the parent and net debt	1,017,428	1,080,363
Gearing ratio	8%	16%